Cash and cash equivalents and investment securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 142	$ 151
Investment in debt securities	43	27
Non-current investments	185	178
Investment in debt securities	252	67
Current investments	$ 252	$ 67